Events After the End of the Reporting Period - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Events After the End of the Reporting Period [Line Items]
Depreciation expense		$ 140	$ 108	$ 94
Subsequent Period [Member]
Events After the End of the Reporting Period [Line Items]
Depreciation expense	$ 600